Accounts Receivable and Loans (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts receivable segment information
Cardmember receivables, gross	$ 40,890,000,000	$ 37,266,000,000
Less: Cardmember reserve for losses	438,000,000	386,000,000	546,000,000	810,000,000
Cardmember receivables, net	40,452,000,000	36,880,000,000
Other receivables, net	3,657,000,000	3,554,000,000
Variable Interest Enterprise [Member]
Accounts receivable segment information
Cardmember receivables, gross	8,027,000,000	8,192,000,000
Cardmember receivables, net	8,000,000,000	8,100,000,000
Non United States [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	12,800,000,000	11,700,000,000
U S Card Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	20,645,000,000	19,155,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	7,500,000,000	7,700,000,000
International Card Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	7,222,000,000	6,673,000,000
Global Commercial Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	12,829,000,000	11,259,000,000
Global Commercial Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	500,000,000	500,000,000
Global Network And Merchant Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	$ 194,000,000	$ 179,000,000